Other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Other Current Liabilities
Accrued expenses	$ 320	[1]	$ 388	[1]	$ 653	[2]
Other short-term payables	1,842		1,303		44
Taxes and duties payable	302		330
Social security funds	226		189		70
Fischer settlement – current liability	411
Total	$ 3,101		2,210		1,035
Taxes and duties payable			330		255
Provision for unused vacation					4
Overtime provision					$ 9

[1]	Accrued expenses are analyzed as follows:
[2]	Accrued expenses are analyzed as follows: